Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 — INTANGIBLE ASSETS, NET

Intangible assets, stated at cost less accumulated amortization, consisted of the following:

	December 31, 2021	December 31, 2022
	RMB	RMB
Software and technology	16,946,187	—
Customer relationship	31,168,000	—
Less: accumulated amortization	(30,926,979)	—
	17,187,208	—

The customer relationship was acquired from the acquisition of Guangzhou Xingzhiqiao by Beijing Sentu in 2018. For the year ended December 31, 2022, Guangzhou Xingzhiqiao terminated business partnership with a major customer, therefore the Company assessed that it is more than likely that the fair value of the reporting unit would exceed its carrying amount. For the year ended December 31, 2022, full impairment of RMB10,740,000 was provided against customer relationship.  No impairment charges were recognized on customer relationship for the years ended December 31, 2020 and 2021, respectively.

For the year ended December 31, 2022, the software and technology would not support newly purchased educational contents, and the Company assessed no future cash flow would be generated from the software and technology. For the year ended December 31, 2022, full impairment of RMB1,452,226 was provided against software and technology.  No impairment charges were recognized on software and technology for the years ended December 31, 2020 and 2021, respectively.

Amortization expense was RMB 7,805,096, RMB 6,656,298 and RMB5,047,982, respectively, for the years ended December 31, 2020, 2021 and 2022.